Financial Instruments-risk management (Schedule of Gearing Ratios) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments risk Management [Abstract]
Net Debt	$ 573,488	$ 582,679
Total Equity	(61,945)	(109,190)	$ 132,885	$ 143,021
Total Capital	$ 511,543	$ 473,489
Gearing Ratio	112.00%	123.00%